SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     06/30/2001
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 7, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $96526 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      218     4542 SH       SOLE                                       4542
Albertsons Inc.                COM              013104104      303    10120 SH       SOLE                                      10120
American Home Products         COM              026609107      339     5800 SH       SOLE                                       5800
American International Group   COM              026874107     4555    52960 SH       SOLE                                      52960
Automatic Data Processing      COM              053015103     2704    54408 SH       SOLE                                      54408
BP PLC                         COM              055622104     1697    34046 SH       SOLE                                      34046
Bell South                     COM              079860102      276     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1483    28362 SH       SOLE                                      28362
Canon Inc. ADR                 COM              138006309     2297    55755 SH       SOLE                                      55755
Chevron Corp.                  COM              166751107      290     3200 SH       SOLE                                       3200
Cisco Systems                  COM              17275R102      745    40955 SH       SOLE                                      40955
Citigroup Inc                  COM              172967101     1874    35461 SH       SOLE                                      35461
Coca-Cola                      COM              191216100     2634    58531 SH       SOLE                                      58531
Compass Bancshares Inc.        COM              20449H109     7535   284336 SH       SOLE                                     284336
Dell Computer                  COM              247025109      583    22276 SH       SOLE                                      22276
Donaldson Co.                  COM              257651109     2996    96183 SH       SOLE                                      96183
Dover Corp.                    COM              260003108     2373    63015 SH       SOLE                                      63015
EMC Corp                       COM              268648102      551    18984 SH       SOLE                                      18984
Emerson Electric               COM              291011104     2312    38219 SH       SOLE                                      38219
Exxon Mobil                    COM              30231G102     1888    21615 SH       SOLE                                      21615
Federal National Mortgage Asso COM              313586109      307     3600 SH       SOLE                                       3600
General Electric               COM              369604103      854    17520 SH       SOLE                                      17520
H J Heinz Co.                  COM              423074103     1599    39097 SH       SOLE                                      39097
Home Depot                     COM              437076102     1412    30339 SH       SOLE                                      30339
Illinois Tool Works            COM              452308109     2828    44678 SH       SOLE                                      44678
Intel Corp.                    COM              458140100      690    23596 SH       SOLE                                      23596
J.P. Morgan Chase & Co.        COM              46625H100      201     4500 SH       SOLE                                       4500
Johnson & Johnson              COM              478160104     3561    71210 SH       SOLE                                      71210
Luminex Corp                   COM              55027E102      965    48266 SH       SOLE                                      48266
Merck                          COM              589331107     2900    45372 SH       SOLE                                      45372
Microsoft Corp                 COM              594918104     3403    46621 SH       SOLE                                      46621
Molex Inc.                     COM              608554101     2395    65556 SH       SOLE                                      65556
National Instruments Corp.     COM              636518102      556    17125 SH       SOLE                                      17125
Nokia                          COM              654902204      738    33478 SH       SOLE                                      33478
Nordson Corp.                  COM              655663102     1701    72975 SH       SOLE                                      72975
Oracle Corp.                   COM              68389x105      687    36153 SH       SOLE                                      36153
Pfizer, Inc.                   COM              717081103      444    11089 SH       SOLE                                      11089
Proctor & Gamble               COM              742718109     2322    36391 SH       SOLE                                      36391
Qwest Communications Com       COM              749121109      207     6484 SH       SOLE                                       6484
Reuters Group PLC              COM              76132m102     1704    21919 SH       SOLE                                      21919
Royal Dutch                    COM              780257804     2318    39778 SH       SOLE                                      39778
SBC Communications             COM              78387G103     2701    67413 SH       SOLE                                      67413
San Juan Basin Royalty Trust   COM              798241105     4072   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2529    69780 SH       SOLE                                      69780
Schlumberger Ltd               COM              806857108     1757    33362 SH       SOLE                                      33362
Sigma-Aldrich                  COM              826552101     1952    50535 SH       SOLE                                      50535
Sun Microsystems               COM              866810104      493    31348 SH       SOLE                                      31348
Sysco Corp.                    COM              871829107     3106   114400 SH       SOLE                                     114400
Telefonica de Espana           COM              879382208      650    17458 SH       SOLE                                      17458
Unilever N.V.                  COM              904784709     1886    31666 SH       SOLE                                      31666
Verizon Communications         COM              92343v104      529     9890 SH       SOLE                                       9890
Vodafone Airtouch              COM              92857t107      364    16285 SH       SOLE                                      16285
W.W. Grainger                  COM              384802104     2257    54845 SH       SOLE                                      54845
Wal-Mart Stores                COM              931142103     1599    32767 SH       SOLE                                      32767
Weyerhaeuser                   COM              962166104     1117    20325 SH       SOLE                                      20325
Willamette                     COM              969133107     1857    37510 SH       SOLE                                      37510
Worthington Industries         COM              981811102      214    15750 SH       SOLE                                      15750
REPORT SUMMARY                 57 DATA RECORDS               96526            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TEXT
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